Investments in Real Estate	9 Months Ended
Sep. 30, 2015
Investments In Real Estate
Investments in Real Estate

Note 4 – Investments in Real Estate

On August 13, 2015, the Company entered into a securities purchase agreement with Waydell whereby the Company purchased a 100% interest in Waydell for 300,000 shares of the Company’s common stock. Waydell is a real estate holding company that owns and manages the real estate property located at 32-38 Waydell Street, Newark, New Jersey. On June 25, 2015, Waydell purchased the property in Newark, New Jersey for $150,000. Waydell currently has no results of operations and as a result no pro forma financial disclosures are required. The 300,000 shares issued in connection with this acquisition were valued at $150,000 which is the amount paid for the only asset owned by Waydell that was recently purchased on June 25, 2015 — real property located at 32-38 Waydell Street, Newark, New Jersey. Waydell had no liabilities. In addition to the acquisition of this property, the Company also incurred $8,825 in connection with the development of this property. The carrying value of this property at September 30, 2005 is $158,825.